Shareholder Report, Line Graph (Details) 195392_Muzinich Flexible U.S. High Yield income Fund_Institutional Class_TSR Annual {Institutional Class} - USD ($)										12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 27, 2017	Dec. 31, 2025
Institutional Class
Account Value [Line Items]
Accumulated Value	$ 1,360,395	$ 1,263,711	$ 1,149,079	$ 1,301,534	$ 1,246,476	$ 1,167,023	$ 1,026,552	$ 1,054,720	$ 1,000,000	$ 1,472,966
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Accumulated Value	1,097,882	1,084,325	1,027,515	1,181,190	1,199,689	1,115,921	1,026,449	1,026,332	1,000,000	$ 1,178,037
ICE BofA 1-5 Year BB-B US Cash Pay High Yield Constrained Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										ICE BofA 1-5 Year BB-B US Cash Pay High Yield Constrained Total Return Index
Accumulated Value	1,428,600	1,334,110	1,195,822	1,264,698	1,205,822	1,164,378	1,049,143	1,042,129	1,000,000	$ 1,540,271
ICE BofA BB-B U.S.Cash Pay High Yield Constrained Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										ICE BofA BB-B U.S.Cash Pay High Yield Constrained Index (USD)
Accumulated Value	$ 1,426,080	$ 1,333,923	$ 1,184,323	$ 1,323,885	$ 1,265,958	$ 1,190,752	$ 1,034,669	$ 1,056,192	$ 1,000,000	$ 1,551,059